Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings per share [Abstract]
Earnings Per Share
Note 16: Earnings Per Share

 The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2013	2012	2011

Net income attributable to Cameron	$699.2	$750.5	$521.9

Average shares outstanding (basic)	242.0	246.4	245.0
Common stock equivalents	1.5	1.7	2.1
Incremental shares from assumed conversion of convertible debentures	–	–	2.1

Shares utilized in diluted earnings per share calculation	243.5	248.1	249.2

Earnings per share attributable to Cameron stockholders:
Basic	$2.89	$3.05	$2.13
Diluted	$2.87	$3.02	$2.09

The Company’s 2.5% Convertible Debentures were included in the calculation of diluted earnings per share for the year ended December 31, 2011, since the average price of the Company’s common stock exceeded the conversion price of the debentures during a portion of the year.  These debentures were converted or repurchased by the Company during 2011.